INTANGIBLE ASSETS, NET (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets, Gross	$ 673,572			$ 598,572		$ 346,140
Accumulated amortization	(43,873)			(38,740)		(21,056)
Intangible assets, net	629,699			559,832		325,084
Amortization expense	5,133		3,759	18,809		5,304
South Africa [Member]
Finite-Lived Intangible Assets, Gross	433,888			358,888		346,140
Brazil [Member]
Finite-Lived Intangible Assets, Gross	135,000	[1]		135,000	[2]	0	[2]
Hungary [Member]
Finite-Lived Intangible Assets, Gross	$ 104,684			$ 104,684		$ 0

[1]	The Brazil franchise cost and $75,000 of the South Africa franchise cost are not being amortized until we open the restaurants.
[2]	The Brazil franchise cost is not being amortized until we open a restaurant.